Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instrments [Abstract]
Financial Liabilities
The movements in the Convertible loans balance presented in the statements of financial position are as follows:

In thousands of USD	2020	2019
Opening balance as of January 1	19,737	—
Cash proceeds	2,931	17,069
Loss on initial recognition (distribution to the shareholders)	421	2,637
Fair value adjustment through profit or loss	564	—
Accrued interest expense	513	17
Other changes	(18)	14
Conversion in to shares	(24,148)	—
Ending Convertible Loans balance as of December 31	—	19,737

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707
Total financial assets	102,772	—	—	102,772
Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339
Total financial liabilities	—	—	17,226	17,226

As of December 31, 2020 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	64	—	—	64
Other current assets	4	—	—	4
Cash and cash equivalents	40,172	—	—	40,172
Total financial assets	40,240	—	—	40,240
Convertible loan	—	—	—	—
Contingent consideration liabilities		19,140	—	19,140
Lease liabilities	—	—	116	116
Trade payables	—	—	9,490	9,490
Accrued expenses	—	—	5,247	5,247
Other current liabilities	—	—	110	110
Total financial liabilities	—	19,140	14,963	34,103

As of December 31, 2019 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	72	—	—	72
Other current assets	12	—	—	12
Cash and cash equivalents	19,813	—	—	19,813
Total financial assets	19,897	—	—	19,897
Convertible loan	—	19,737	—	19,737
Contingent consideration liabilities		6,202		6,202
Lease liabilities	—	—	248	248
Trade payables	—	—	3,222	3,222
Accrued expenses	—	—	2,876	2,876
Other current liabilities	—	—	31	31
Total financial liabilities	—	25,939	6,377	32,316
All the financial liabilities are non-interest bearing, except for the Convertible Loans (Note 24). The tables below summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

As of December 31, 2021 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total

Trade payables	8,595	—	—	—	8,595
Accrued expenses	8,339	—	—	—	8,339
Lease liabilities	134	158	—	—	292
Other current liabilities	—	—	—	—	—
Total financial liabilities	17,068	158	—	—	17,226

As of December 31, 2020 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total

Contingent consideration liabilities	20,000	—	—	—	20,000
Trade payables	9,490	—	—	—	9,490
Accrued expenses	5,247	—	—	—	5,247
Lease liabilities	129	4	—	—	133
Other current liabilities	110	—	—	—	110
Total financial liabilities	34,976	4	—	—	34,980

As of December 31, 2019 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total

Convertible Loans	17,086	—	—	—	17,086
Contingent consideration liabilities	7,140	—	—	—	7,140
Trade payables	3,222	—	—	—	3,222
Accrued expenses	2,876	—	—	—	2,876
Lease liabilities	145	106	—	—	251
Other current liabilities	31	—	—	—	31
Total financial liabilities	30,500	106	—	—	30,606

Financial Assets

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707
Total financial assets	102,772	—	—	102,772
Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339
Total financial liabilities	—	—	17,226	17,226

As of December 31, 2020 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	64	—	—	64
Other current assets	4	—	—	4
Cash and cash equivalents	40,172	—	—	40,172
Total financial assets	40,240	—	—	40,240
Convertible loan	—	—	—	—
Contingent consideration liabilities		19,140	—	19,140
Lease liabilities	—	—	116	116
Trade payables	—	—	9,490	9,490
Accrued expenses	—	—	5,247	5,247
Other current liabilities	—	—	110	110
Total financial liabilities	—	19,140	14,963	34,103

As of December 31, 2019 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	72	—	—	72
Other current assets	12	—	—	12
Cash and cash equivalents	19,813	—	—	19,813
Total financial assets	19,897	—	—	19,897
Convertible loan	—	19,737	—	19,737
Contingent consideration liabilities		6,202		6,202
Lease liabilities	—	—	248	248
Trade payables	—	—	3,222	3,222
Accrued expenses	—	—	2,876	2,876
Other current liabilities	—	—	31	31
Total financial liabilities	—	25,939	6,377	32,316

Reconciliation of Liabilities Arising from Financing Activities

			Non-cash changes
In thousands of USD	January 1, 2021	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2021
Lease liabilities (Note 27)	116	(134)	—	—	309	1	—	292
Total	116	(134)	—	—	309	1	—	292

			Non-cash changes
In thousands of USD	January 1, 2020	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2020
Convertible Loans (Note 24)	19,737	2,931	421	564	(18)	513	(24,148)	—
Lease liabilities (Note 27)	248	(148)	—	—	14	2	—	116
Total	19,985	2,783	421	564	(4)	515	(24,148)	116

			Non-cash changes
In thousands of USD	January 1, 2019	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2019
Convertible Loans (Note 24)	—	17,069	2,637	—	14	17	—	19,737
Lease liabilities (Note 27)	—	(86)	—	—	332	2	—	248
Total	—	16,983	2,637	—	346	19	—	19,985